Other (losses)/gains, net	12 Months Ended
Dec. 31, 2018
Other (losses)/gains, net
Other (losses)/gains, net

21           Other (losses)/gains, net

	For the years ended December 31,
	2016	2017	2018
Net exchange (loss)/gain	(1,147)	1,257	(857)
Forfeiture of advances from customers (Note (i))	—	432	1,088
Gain on bargain purchase	—	—	285
Others	65	152	171
Total	(1,082)	1,841	687

Note:

(i)	The forefeited advances from customers are recognized as other gains when the contractual obligation of the Company to provide the agreed services no longer existed legally due to passage of time.